Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2023
Accrued expenses and other liabilities
Accrued expenses and other liabilities

5.   Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following as of December 31, 2023 and 2022:

	As of December 31
In thousands of U.S. Dollars	2023	2022
Accrued vessel operating expenses and voyage expenses	12,961	13,159
Other accrued expenses	5,304	7,731
Total accrued expenses	18,265	20,890